MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 14, 2013 to the

Prospectus and Statement of Additional Information (“SAI”) dated November 1, 2013

Effective as of November 15, 2013, Institutional Class and Advisor Class shares of each Fund are publicly offered for purchase by investors. Accordingly, all references in the Prospectus and SAI to Institutional Class and Advisor Class shares of each Fund not being publicly offered are hereby deleted.